Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities [Abstract]
Net operating loss carry forwards	$ 74,890	$ 85,759
Research & other credits	725	626
Settlement liability	0	1,230
Stock compensation	7,653	7,300
Accrued liabilities	3,028	4,884
Restructuring liability	974	2,424
Other	21	62
Deferred tax assets	87,291	102,285
Fair value of loans	(493)	(1,045)
Net servicing rights	(3,500)	(4,895)
Fixed assets	(73)	(1,226)
Intangible assets	(2,357)	(3,226)
Foreign Earnings	(187)	(270)
Deferred tax liabilities	(6,610)	(10,662)
Net deferred tax assets	80,681	91,623
Valuation allowance	(80,906)	(92,389)
Net deferred tax liabilities	$ (225)	$ (766)